Annual Fund Operating Expenses - Optima Strategic Credit Fund	Aug. 31, 2025
Founders Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Dividend and interest expenses	0.70%
All other expenses	0.74%
Other Expenses (as a percentage of Assets):	1.44%	[1]
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	1.98%
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Dividend and interest expenses	0.70%
All other expenses	0.74%
Other Expenses (as a percentage of Assets):	1.44%	[1]
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	2.23%

[1]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	“Acquired fund fees and expenses” are the indirect costs of investing in other investment companies. Acquired fund fees and expenses are estimated for the current fiscal year. Actual expenses may differ from estimates.